Schedule of difference between tax expense profit before tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Tax Expense
Profit before tax	$ 1,175,377	$ 757,202
Tax expense calculated at the applicable tax rate	282,091	181,729
Non-deductible expenses	7,161	4,115
Non-taxable income		(23)
Tax savings		(3,913)
Deferred tax not recognized	(4,030)	971
Under/(Over) provision in previous financial year	4,686	(719)
Utilization of previously unrecognized tax losses	(1,119)
Tax expense	$ 288,789	$ 182,160